SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 23 - SEGMENT INFORMATION:

The Company has two segments, Commercial Operations and Research & Development. In line with the reporting to the Chief Executive Officer, the performance of these segments is reviewed at revenues, gross profit, and operating expenses levels. The Commercial Operations segment covers all areas relating to the commercial sales and operating expenses directly related to that activity and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related to the research and development of therapeutic candidates and is being performed by the Company. There is no segmentation of the Statements of Financial Position. Charges such as depreciation, impairment and other non-cash expenses are charged to the relevant segment.

a.   Segment information

	Year Ended December 31,			Year Ended December 31,
	2019			2018
December 31, 2019:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	6,291	—	6,291	8,360	—	8,360
Cost of revenues	2,259	—	2,259	2,837	—	2,837
Gross profit	4,032	—	4,032	5,523	—	5,523
Research and development expenses, net	—	17,419	17,419	—	24,862	24,862
Selling, marketing, and business development expenses	16,854	1,479	18,333	11,329	1,157	12,486
General and administrative expenses	5,173	6,308	11,481	2,795	4,711	7,506
Operating loss	17,995	25,206	43,201	8,601	30,730	39,331

b.   Major customers

The percentages of total net revenues for the year ended December 31, 2019, and the year ended December 31, 2018, from one customer were 22% and 46%, respectively, and from another customer were 45% and 42%, respectively. The Company’s revenues were entirely in the U.S. and the payment terms for all customers are 30 to 60 days.